Fair Value (Details) - Schedule of reconciliation of fair values - Senior Secured Convertible Notes [Member]	9 Months Ended
Oct. 05, 2021 USD ($)
2020 Notes
Ending fair value balance – December 31, 2020	$ 13,398,000
Principal payments in cash and Common Stock	(15,172,727)
Change in fair value reported in the statements of operations	2,030,904
Change in fair value reported in other comprehensive income	(70,000)
Gain on extinguishment of debt reported in the statement of operations	(186,177)
Ending fair value balance – October 5, 2021